Short-Term Debt - Schedule of Short-Term Debt (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Balance at end of period	$ 1,037,688	$ 865,988	$ 747,728
Unsecured Loan from Shareholder [Member]
Balance at end of period	75,000	100,000	100,000
Loan from Hua Nan Bank [Member]
Balance at end of period		71,238	267,478
Loan from Shanghai Bank [Member]
Balance at end of period	442,688
Debenture Agreements February 2019 - December 2019 [Member]
Balance at end of period	210,000	346,250	346,350
Debenture Agreements January 2020 - December 2020 [Member]
Balance at end of period	310,000	313,500
Short Term in June 2020 [Member]
Balance at end of period		$ 35,000